Direct Phone: 202.298.1735

jeffrey.li@foster.com

July 10, 2020

Confidential

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Jowell Global Ltd.

Confidential Submission of the Draft Registration Statement on Form F-1

Dear Sir/Madam,

On behalf of our client, Jowell Global Ltd., a foreign private issuer organized under the laws of the Cayman Islands (the “Company”), we are hereby submitting a draft registration statement on Form F-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United States of the Company’s ordinary shares, par value $0.0001 per share via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). The Company confirms that it is an “emerging growth company” as defined in the JOBS Act and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended.

The Company has included in this submission its consolidated financial statements as of December 31, 2019 and 2018 and for each of the two years ended December 31, 2019 and 2018.

As an emerging growth company, the Company has included in the Draft Registration Statement selected financial information as of and for the years ended December 31, 2019 and 2018, and omitted selected financial information as of and for the years before the year ended December 31, 2018.  The Company also confirms that it will publicly file the registration statement previously submitted on a confidential basis at least 15 days prior to any road show in connection with the proposed offering.

If you have any questions regarding the Draft Registration Statement, please contact me by phone at 202-298-1735 or via e-mail at Jeffrey.li@foster.com.

Very truly yours,

/s/ Jeffrey Li
Jeffrey Li

Enclosures

cc:	Zhiwei Xu, Chief Executive Officer of Jowell Global Ltd.

Lu Qian, Chief Financial Officer of Jowell Global Ltd.